Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of Other Operating Expense [abstract]
Foreign exchange (gain) loss on working capital elements	$ (47.3)	$ 6.9
Loss on forward exchange contracts	51.5	11.7
Impairment charge	9.4
Restructuring costs	76.8	3.8
Other	(13.0)	1.6
Total	$ 77.4	$ 24.0